CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 50,786	$ 39,716	$ 29,648
Loss from operations	130,107	98,407	57,702
Interest income	3,686	3,253	3,075
Interest expenses	(1,821)	(1,998)	(2,170)
Income before income taxes	125,227	91,312	60,618
Income tax expenses	26,040	19,861	8,097
Net income	96,527	69,620	51,994
Other comprehensive income, net of tax of nil
Translation adjustments	(1,386)	2,146	4,193
Comprehensive income	97,801	73,597	56,714
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	3,169	3,721	2,824
Loss from operations	(3,169)	(3,721)	(2,824)
Other income (expense), net	(35)	0	218
Interest income	1	0	0
Interest expenses	(463)	0	0
Foreign exchange gain	238	263	1,620
Equity in profit of subsidiaries	99,955	73,078	52,980
Income before income taxes	96,527	69,620	51,994
Income tax expenses	0	0	0
Net income	96,527	69,620	51,994
Other comprehensive income, net of tax of nil
Translation adjustments	(1,427)	2,140	4,157
Comprehensive income	$ 95,100	$ 71,760	$ 56,151